INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2017
Investments, Debt and Equity Securities [Abstract]
Available-for-sale Securities
The following table provides information relating to fixed maturities classified as AFS:

Available-for-Sale Securities by Classification

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	OTTI in AOCI(1)
	(in millions)
December 31, 2017:
Fixed Maturity Securities:
Public corporate	$888	$21	$2	$907	$—
Private corporate	284	8	1	291	—
U.S. Treasury, government and agency	232	1	1	232	—
States and political subdivisions	5	—	—	5	—
Commercial mortgage-backed	—	—	—	—	—
Residential mortgage-backed	—	—	—	—
Asset-backed(2)	12	—	—	12
Redeemable preferred stock	4	—	—	4	—
Total at December 31, 2017	$1,425	$30	$4	$1,451	$—

December 31, 2016:
Fixed Maturity Securities:
Public corporate	$819	$16	$8	$827	$—
Private corporate	205	5	2	208	—
U.S. Treasury, government and agency	36	—	1	35	—
States and political subdivisions	6	—	—	6	—
Commercial mortgage-backed	24	7	7	24	1
Redeemable preferred stock	9	—	—	9	—
Total at December 31, 2016	$1,099	$28	$18	$1,109	$1

(1)	Amounts represent OTTI losses in AOCI, which were not included in income (loss) in accordance with current accounting guidance.

(2)	Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.

Investments Classified by Contractual Maturity Date
The contractual maturities of AFS fixed maturities at December 31, 2017 are shown in the table below. Bonds not due at a single maturity date have been included in the table in the final year of maturity. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

Available-for-Sale Fixed Maturity Securities
Contractual Maturities at December 31, 2017

	Amortized Cost	Fair Value
	(in millions)
Due in one year or less	$19	$19
Due in years two through five	228	235
Due in years six through ten	798	813
Due after ten years	364	368
Subtotal	1,409	1,435
Asset-backed	12	12
Redeemable preferred stock	4	4
Total	$1,425	$1,451

Available For Sale Fixed Maturities Proceeds Gross Gains And Gross Losses From Sales And Other Than Temporary Impairments
The following table shows proceeds from sales, gross gains (losses) from sales and OTTI for AFS fixed maturities during 2017, 2016 and 2015:

	December 31,
	2017	2016	2015
	(in millions)

Proceeds from sales	$325	$49	$19

Gross gains on sales	$10	$1	$—
Gross losses on sales	$(7)	$—	$—

Total OTTI	$—	$(3)	$(1)
Credit losses recognized in net income (loss)	$—	$(3)	$(1)

Fixed Maturities Credit Losses Impairments
The following table sets forth the amount of credit loss impairments on fixed maturity securities held by MLOA at the dates indicated and the corresponding changes in such amounts.

Fixed Maturity Securities - Credit Loss Impairments

	2017	2016
	(in millions)
Balances at January 1,	$(32)	$(42)
Previously recognized impairments on securities that matured, paid, prepaid or sold	28	13
Impairments recognized this period on securities not previously impaired	—	(3)
Balances at December 31,	$(4)	$(32)

Unrealized Gain (Loss) on Investments
Net unrealized investment gains (losses) on fixed maturities and equity securities classified as AFS are included in the balance sheets as a component of AOCI. The table below presents these amounts as of the dates indicated:

	December 31,
	2017	2016
	(in millions)
AFS Securities:
Fixed maturity securities:
With OTTI loss	$—	$4
All other	26	6
Net Unrealized (Gains) Losses	$26	$10

Unrealized Gain Loss On Investments With Other Than Temporary Impairment
The tables that follow below present a rollforward of net unrealized investment gains (losses) recognized in AOCI, split between amounts related to fixed maturity securities on which an OTTI loss has been recognized, and all other:

Net Unrealized Gains (Losses) on Fixed Maturity Securities with OTTI Losses

	Net Unrealized Gains (Losses) on Investments	Deferred Income Tax Asset (Liability)	AOCI Gain (Loss) Related to Net Unrealized Investment Gains(Losses)
	(in millions)
Balance, January 1, 2017	$4	$(2)	$2
Net investment gains (losses) arising during the period	(4)	—	(4)
Reclassification adjustment for OTTI losses:
Included in Net income (loss)	—	—	—
Impact of net unrealized investment gains (losses) on:
Deferred income taxes	—	—	—
Balance, December 31, 2017	$—	$(2)	$(2)

Balance, January 1, 2016	$4	$(2)	$2
Net investment gains (losses) arising during the period	(1)	—	(1)
Reclassification adjustment for OTTI losses:
Included in Net income (loss)	1	—	1
Impact of net unrealized investment gains (losses) on:
Deferred income taxes	—	—	—
Balance, December 31, 2016	$4	$(2)	$2

Other Net Unrealized Investment Gains Losses In Accumulated Other Comprehensive Income

All Other Net Unrealized Investment Gains (Losses) in AOCI

	Net Unrealized Gains (Losses) on Investments	DAC	Deferred Income Tax Asset(Liability)	AOCI Gain (Loss) Related to Net Unrealized Investment Gains (Losses)
	(in millions)
Balance, January 1, 2017	$6	$—	$(1)	$5
Net investment gains (losses) arising during the period	20	—	—	20
Reclassification adjustment for OTTI losses:
Included in Net income (loss)	—	—	—	—
Impact of net unrealized investment gains (losses) on:
DAC	—	(8)	—	(8)
Deferred income taxes	—	—	(4)	(4)
Balance, December 31, 2017	$26	$(8)	$(5)	$13

Balance, January 1, 2016	$4	$(2)	$—	$2
Net investment gains (losses) arising during the period	(1)	—	—	(1)
Reclassification adjustment for OTTI losses:
Included in Net income (loss)	3	—	—	3
Impact of net unrealized investment gains (losses) on:
DAC	—	2	—	2
Deferred income taxes	—	—	(1)	(1)
Balance, December 31, 2016	$6	$—	$(1)	$5

Schedule of Unrealized Loss on Investments
The following tables disclose the fair values and gross unrealized losses of the 112 issues at December 31, 2017 and the 168 issues at December 31, 2016 of fixed maturities that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position for the specified periods at the dates indicated:

	Less Than 12 Months		12 Months or Longer		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
	(in millions)
December 31, 2017
Fixed Maturity Securities:
Public corporate	$135	$1	$29	$1	$164	$2
Private corporate	45	—	23	1	68	1
U.S. Treasury, government and agency	50	1	6	—	56	1
Asset-backed	7	—	—	—	7	—
Redeemable preferred stock	2	—	—	—	2	—
Total	$239	$2	$58	$2	$297	$4

December 31, 2016
Fixed Maturity Securities:
Public corporate	$292	$8	$12	$—	$304	$8
Private corporate	61	2	—	—	61	2
U.S. Treasury, government and agency	21	1	—	—	21	1
Commercial mortgage-backed	1	—	10	7	11	7
Redeemable preferred stock	9	—	—	—	9	—
Total	$384	$11	$22	$7	$406	$18

Investments in and Advances to Affiliates
The following table presents MLOA’s investment in 2.6 million units of AB (approximately 0.95% ownership) with a fair value of $65 million and $61 million at December 31, 2017 and 2016, respectively. MLOA’s investment in AB, an affiliate, is included in Other invested assets:

	2017	2016
	(in millions)
Balance at January 1,	$64	$63
Equity in net income (loss)	6	6
Dividends received	(6)	(5)
Balance at December 31,	$64	$64

Equity Method Investments
The tables below detail the condensed balance sheets and statements of income (loss) of AB and MLOA’s equity investment and equity in income (loss) of AB.

	December 31,
	2017	2016
	(in millions)
Balance Sheets:
Total Assets	$9,295	$8,740
Total Liabilities	4,630	4,279
Redeemable non-controlling interest	602	393
Total Partners’ Capital	4,063	4,068
Total Liabilities and Partners’ Capital	$9,295	$8,740

MLOA’s Equity investment in AB	$64	$64

	2017	2016	2015
	(in millions)
Statements of Income (Loss):
Total Revenues	$3,299	$3,029	$3,021
Total Expenses	2,525	2,306	2,390
Net Income (Loss)	$721	$695	$587

MLOA’s Equity in income (loss) of AB	$6	$6	$5

Schedule of Derivative Instruments
The tables below present quantitative disclosures about MLOA’s derivative instruments, including those embedded in other contracts though required to be accounted for as derivative instruments.

Derivative Instruments by Category

		Fair Value
	Notional Amount	Asset Derivatives	Liability Derivatives	Gains (Losses) Reported In Income (Loss)
	(in millions)
At or For the Year Ended, December 31, 2017:
Freestanding derivatives:
Equity contracts:(1)
Options	$1,058	$119	$30	$66
Collateral	—	—	90	—
Net investment income (loss)				66
Embedded derivatives:
MSO and IUL indexed features(2) (3)	—	—	88	(72)
Balances, December 31, 2017	$1,058	$119	$208	$(6)
At or For the Year Ended, December 31, 2016:
Freestanding derivatives:
Equity contracts:(1)
Options	$776	$76	$20	$18
Collateral	—	—	58	—
Net investment income (loss)				18
Embedded derivatives:
MSO and IUL indexed features(2) (3)	—	—	53	(20)
Balances, December 31, 2016	$776	$76	$131	$(2)

(1)Reported in Other invested assets in MLOA’s balance sheets.
(2)MSO and IUL are reported in Future policyholders’ benefits and other policyholders’ liabilities in the balance sheets.
(3)Reported in Net derivative gains (losses) in the statements of income (loss)

Offsetting Assets And Liabilities
The following table presents information about MLOA’s offsetting of financial assets and liabilities and derivative instruments at December 31, 2017.

Offsetting of Financial Assets and Liabilities and Derivative Instruments
At December 31, 2017

	Gross Amounts Recognized	Gross Amounts Offset in the Balance Sheets	Net Amounts Presented in the Balance Sheets
	(in millions)
ASSETS
Description
Derivatives:
Equity contracts	$119	$30	$89
Collateral	—	90	(90)
Total Derivatives, subject to an ISDA Master Agreement(1)	119	120	(1)
Other financial assets	64	—	64
Other invested assets	$183	$120	$63
LIABILITIES
Description
Derivatives:
Equity contracts	$30	$30	$—
Collateral	90	90	—
Total Derivatives, subject to an ISDA Master Agreement(1)	120	120	—
Other financial liabilities	72	—	72
Other liabilities	$192	$120	$72

(1)    All derivatives were subject to ISDA Master Agreements at December 31, 2017.
The following table presents information about MLOA’s offsetting of financial assets and liabilities and derivative instruments at December 31, 2016.

Offsetting of Financial Assets and Liabilities and Derivative Instruments
At December 31, 2016

	Gross Amounts Recognized	Gross Amounts Offset in the Balance Sheets	Net Amounts Presented in the Balance Sheets
	(in millions)
ASSETS
Description
Derivatives:
Equity contracts	$76	$20	$56
Collateral	—	58	(58)
Total Derivatives, subject to an ISDA Master Agreement(1)	76	78	(2)
Other financial instruments	70	—	70
Other invested assets	$146	$78	$68

LIABILITIES
Description
Derivatives:
Equity contracts	$20	$20	$—
Total Derivatives, subject to an ISDA Master Agreement(1)	78	78	—
Other financial liabilities	77	—	77
Other liabilities	$155	$78	$77

(1)    All derivatives were subject to ISDA Master Agreements at December 31, 2016.

Collateral Arrangements By Counterparty Not Offset In Consolidated Balance Sheets
The following table presents information about MLOA’s gross collateral amounts that are not offset in the balance sheets at December 31, 2017.

Collateral Amounts Offset in the Balance Sheets
At December 31, 2017

	Fair Value of Assets	Collateral (Received)/Held
		Financial Instruments	Cash	Net Amounts
	(in millions)
ASSETS
Total derivatives	$89	$—	$(90)	$(1)
Other financial assets	64	—	—	64
Other invested assets	$153	$—	$(90)	$63
The following table presents information about MLOA’s gross collateral amounts that are not offset in the balance sheets at December 31, 2016.

Gross Collateral Amounts Not Offset in the Balance Sheets
At December 31, 2016

	Fair Value of Assets	Collateral (Received)/Held
		Financial Instruments	Cash	Net Amounts
	(in millions)
ASSETS
Total derivatives	$56	$—	$(58)	$(2)
Other financial assets	70	—	—	70
Other invested assets	$126	$—	$(58)	$68

Investment Income
The following table breaks out Net investment income (loss) by asset category:

	2017	2016	2015
	(in millions)
Fixed maturities	$49	$43	$40
Mortgage loans on real estate	1	1	—
Policy loans	1	1	1
Gross investment income (loss)	51	45	41
Investment expenses	(3)	(3)	(3)
Net Investment Income (Loss)	$48	$42	$38

Realized Gain (Loss) on Investments
Investment gains (losses), net including changes in the valuation allowances and OTTI are as follows:

	2017	2016	2015
	(in millions)
Fixed maturities	$—	$(4)	$(1)
Investment Gains (Losses), Net	$—	$(4)	$(1)